      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 2009

                                                             FILE NO. 333-148816

                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

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                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                               / /
POST-EFFECTIVE AMENDMENT NO. 4                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 52                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/    on July 28, 2009 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A and Statement of Additional Information in Part B of Post-Effective Amendment No. 4 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-148816), as filed and effective on May 1, 2009.

A Supplement to the Prospectus dated September 1, 2009 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 4 does not supersede Post-Effective Amendment No. 3 filed on May 1, 2009.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148814             Hartford Leaders VUL Liberty
333-148817             Hartford Leaders VUL Legacy

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148816             Hartford Leaders VUL Liberty
333-148815             Hartford Leaders VUL Legacy

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009

                         SUPPLEMENT TO YOUR PROSPECTUS

EFFECTIVE SEPTEMBER 1, 2009, THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUS:

UNDER THE TABLES ENTITLED, "FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY," AND "FEE TABLES -- HARFORD LIFE AND ANNUITY INSURANCE COMPANY" IS ADDED:

        RIDER CHARGE                       WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
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DisabilityAccess Rider         Monthly.                                          Minimum Charge*
(a Disability Income                                                             $0.96 per $100 of monthly benefit for an 8
Rider) (1)                                                                       year-old-male, non-nicotine.
                                                                                 Maximum Charge*
                                                                                 $16.80 per $100 of the monthly benefit for a 60
                                                                                 year-old-male nicotine, rated table 4.
                                                                                 Charge for a Representative Insured*
                                                                                 $1.90 per $100 of the monthly benefit for a 40
                                                                                 year-old-male, non-nicotine non-nicotine.

(1) We may also assess a First Year Monthly Rider Issue Fee on the First twelve Monthly Activity Dates coincident with or next following the Rider Issue Date. This Rider is only available at Policy issuance.

* This Rider is Guaranteed Renewable to the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most Guaranteed Renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

UNDER THE SECTION ENTITLED, "OTHER BENEFITS," UNDER THE SUB-SECTION ENTITLED, "OPTIONAL SUPPLEMENTAL BENEFITS," THE FOLLOWING INFORMATION IS ADDED:

DISABILITYACCESS RIDER (A DISABILITY INCOME RIDER) -- This Rider will pay a Monthly Disability Benefit if the Insured is Totally Disabled from Sickness or Injury and is receiving Care from a Health Care Provider for such condition and otherwise satisfies the conditions in the Rider. There is a Monthly Rider Charge (the charge is a dollar amount per $100 of monthly rider benefit) and a First Year Monthly Rider Issue Fee. This Rider is Guaranteed Renewable to the Policy anniversary date closest to the Insured's 65th birthday. We have the right to change (increase) the Monthly Rider Charge at anytime (we will notify you before the change takes place). Any such change will be filed and approved where required by the appropriate state insurance departments. Any change we make will be applied on a uniform basis for Rider Insureds of the same Issue Age, Sex, Rider Insurance Class and the length of time coverage has been in-force, without regard to any change in the health status of the Rider Insured. The maximum amount of benefits that may be paid under the Rider is called the Maximum Lifetime Disability Benefit and this amount will be shown in the Policy (the amount is generally equal to two years of monthly payments). This Rider is only available at Policy issuance.

Totally Disabled means the Insured, while Gainfully Working, suffered a disability resulting from Sickness or Injury and, as a result of such disability, the Insured is prevented from performing the Substantial and Material Duties of his or her Own Occupation. A Sickness is a physical or mental condition which first manifests itself while the Rider is in force. An Injury is a bodily Injury that results from an accident that occurs while the Rider is in force. Care means regular and personal treatment from a licensed Health Care Provider which is appropriate for the Injury or Sickness according to generally accepted medical standards. Gainfully Working means being employed or self employed for monetary gain or reward in any type of business, trade or occupation (does not include hobbies). Substantial and Material Duties means those duties that are normally required to be performed at the Insured's Own Occupation and which can't be reasonably modified or omitted. Own Occupation is the Insured's usual Gainful Work which he/she was engaged in or performing for wage or salary, immediately prior to the date Total Disability began.

Total Disabilities not covered by the Rider include Total Disability resulting from: attempted suicide, any act or incident of insurrection or war, service in the military full time, flight in any aircraft where the Insured is a pilot or crew member, normal childbirth or pregnancy, a Pre-Existing Condition if Total Disability starts during the first 2 years from the Rider's issue date or an injury or sickness while the Insured is incarcerated (the Rider contains additional exclusions). A Pre-Existing Condition includes a physical or mental condition for which the Insured was diagnosed or received (or was recommended to receive) medical or mental health care advice, care or treatment within the 2 year period preceding the Rider issue date or a physical or mental condition which produced symptoms which would cause an ordinary prudent person to seek diagnosis, medical mental health care advice, care or treatment during the 2 year period preceding the Rider issue date.

The Monthly Disability Benefit is an amount that we will pay You at the end of each Month if the Insured is Totally Disabled from Sickness or Injury subject to the Maximum Lifetime Disability Benefit. Monthly Disability Benefits will not be paid until the Waiting Period has been satisfied. The Waiting Period is a continuous period of time that the Insured must be Totally Disabled and will be shown in the Policy (benefits do not accrue during the Waiting Period). Benefits will end until the first of the following to occur: the Insured is no longer Totally Disabled; the Insured dies; benefits exceed the maximum benefit limit; we fail to receive proof that the Insured is Totally Disabled; or the Rider otherwise terminates in accordance with the termination provisions.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7926

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)           Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)           Not Applicable.
(c)           Principal Underwriting Agreement.(2)
(d)           Form of Flexible Premium Variable Life Insurance Policy.(10)
(d)    (1)    Policy Rider.(8)
(d)    (2)    Supplemental Policy Riders.(11)
(e)           Form of Application for Flexible Premium Variable Life Insurance
              Policies.(3)
(e)    (1)    Supplemental Form of Application for Flexible Premium Variable
              Life Insurance Policies.(7)
(f)           Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)
(g)           Contracts of Reinsurance.(5)
(h)           Form of Participation Agreement.(6)
(i)           Not Applicable.
(j)           Not Applicable.
(k)           To be filed by amendment.
(l)           Actuarial Opinion.(9)
(m)           Calculations.(9)
(n)           To be filed by amendment.
(o)           No financial statement will be omitted.
(p)           Not Applicable.
(q)           Memorandum describing transfer and redemption procedures.(9)
(r)           Copy of Power of Attorney.

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(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on January 23, 2008.

(9) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on May 1, 2009.

(10) Incorporated by reference to the Pre-Effective filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 9, 2008.

(11) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on August 4, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diane Benken                   Chief Financial Officer, Controller/FINOP
Neil S. Chaffee                Vice President/HLPP
James Davey                    Executive Vice President, Director
Stephen T. Joyce               Senior Vice President/IIP Business Line Principal, Director
Brian Murphy                   Chief Executive Officer, President/ILD Business Line Principal, Director
Make Sides                     Chief Legal Officer, Secretary
Christopher S. Connor          AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of June, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board and Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board and Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief
 Financial Officer, Director*
Gregory McGreevey, Executive Vice President, Chief
 Investment Officer and Director*
Ernest M. McNeill, Jr., Senior Vice President &
 Chief Accounting Officer*                                    *By:      /s/ Jerry K. Scheinfeldt
                                                                        ---------------------------------------------
John C. Walters, Chief Executive Officer, Chairman of the               Jerry K. Scheinfeldt
 Board, President and Director*                                         Attorney-In-Fact
                                                              Date:     June 3, 2009

333-148816

                                 EXHIBIT INDEX

      1.1  Copy of Power of Attorney.